Intangible assets - Changes in intangible assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Changes in intangible assets [Line Items]
Beginning balance		₩ 5,480,619		₩ 5,558,714
Acquisition		457,150		233,375
Disposal and Write-off		(8,409)		(26,861)
Amounts transferred from(to) property and equipment		(3,676)		(3,738)
Impairment		(34,544)	[1]	(41,310)	[2],[3]
Amortization	[4]	(262,880)		(252,605)
Effects of changes in foreign exchange rate		2,671		(1,396)
Business combination (Note 47)		13,851		14,440
Ending balance		5,644,782		5,480,619
Goodwill
Changes in intangible assets [Line Items]
Beginning balance		4,689,792		4,690,049
Acquisition		0		0
Disposal and Write-off		0		0
Amounts transferred from(to) property and equipment		0		0
Impairment		(33,509)	[1]	(14,235)	[2],[3]
Amortization	[4]	0		0
Effects of changes in foreign exchange rate		0		0
Business combination (Note 47)		13,851		13,978
Ending balance		4,670,134		4,689,792
Software
Changes in intangible assets [Line Items]
Beginning balance		144,535		129,235
Acquisition		103,929		64,195
Disposal and Write-off		(2,341)		(1)
Amounts transferred from(to) property and equipment		0		1,415
Impairment		0	[1]	0	[2],[3]
Amortization	[4]	(55,531)		(49,159)
Effects of changes in foreign exchange rate		1,990		(1,150)
Business combination (Note 47)		0		0
Ending balance		192,582		144,535
Development cost
Changes in intangible assets [Line Items]
Beginning balance		183,592		144,100
Acquisition		127,993		105,101
Disposal and Write-off		(719)		(75)
Amounts transferred from(to) property and equipment		(3,676)		(7,820)
Impairment		(270)	[1]	0	[2],[3]
Amortization	[4]	(77,734)		(57,690)
Effects of changes in foreign exchange rate		(38)		(24)
Business combination (Note 47)		0		0
Ending balance		229,148		183,592
Others
Changes in intangible assets [Line Items]
Beginning balance		462,700		595,330
Acquisition		225,228		64,079
Disposal and Write-off		(5,349)		(26,785)
Amounts transferred from(to) property and equipment		0		2,667
Impairment		(765)	[1]	(27,075)	[2],[3]
Amortization	[4]	(129,615)		(145,756)
Effects of changes in foreign exchange rate		719		(222)
Business combination (Note 47)		0		462
Ending balance		₩ 552,918		₩ 462,700

[1]	Goodwill impairment has occurred at Shinhan Bank Indonesia within the banking sector and PT Shinhan Sekuritas Indonesia within the securities sector among the cash-generating units. After the impairment test for goodwill of Shinhan Bank Indonesia, among the carrying value exceeding recoverable amount of cash-generating unit, which is W32,396 million, the Group has recognized W32,072 million as an impairment of goodwill which is 99% of the Group’s total stake. After the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, among the carrying value exceeding recoverable amount of cash-generating unit, which is W2,595 million, the Group has recognized W2,569 million as an impairment of goodwill which is 99% of the Group’s total stake. This has occurred as a result of the persistent low-interest rate in Indonesia, the impact of COVID-19, and the decrease in the recoverable amount due to increased provisions of corporate borrowers. For the year ended December 31, 2021, the decrease in the asset’s recoverable amount in comparison to the previous year is W56,587 million and W8,715 million, respectively. The amount of goodwill impairment recognized is included in the non-operating expenses of the consolidated statement of comprehensive income.
[2]	The Group reviewed the recoverable value of intangible assets related to the rights to be the depository bank of local governments due to the performance below forecast and future prospects. For the year ended December 31, 2020, the impairment loss amounted to W27,133 million. The impairment loss is included in the non-operating expenses in the consolidated statement of comprehensive income.
[3]	The number of customer contacts decreased due to the decrease in the base interest rate in Indonesia in 2020 and the impact of COVID-19. Therefore, reclaimable amount decreased due to reduced loan and increased provisioning by corporate borrowers. PT Bank Shinhan Indonesia’s CGUs can recover W409,968 million. The carrying value exceeding the recoverable amount of PT Bank Shinhan Indonesia’s CGUs is W14,379 million. The Group recognized as impairment losses of W14,235 million based on the 99% stake the Group owns.
[4]	Included in general administrative expense and other operating income (expense) of the consolidated statements of comprehensive income.